Net fee and commission income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net fee And Commission Income [Line Items]
Underwriting Fees	$ 246	$ 187	$ 233	$ 433	$ 427
M&A and corporate finance fees	225	244	272	470	530
Brokerage fees	1,261	1,376	1,144	2,636	2,295
Investment fund fees	1,601	1,543	1,401	3,143	2,658
Portfolio management and related services	3,165	3,104	3,071	6,269	6,121
Other	864	972	1,090	1,836	2,259
Total fee and commission income	7,361	7,426	7,211	14,787	14,291
Fee and commission expense	653	649	679	1,302	1,268
Net fee and commission income	6,708	6,777	6,531	13,485	13,023
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	4,328	4,431	4,011
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	789	730	876
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	984	939	924
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	1,250	1,243	1,322
Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	7	68	125
Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	3	14	(47)
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	4,762	4,610	4,484	9,372	8,891
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	2,560	2,783	2,697	5,342	5,338
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	$ 39	$ 33	$ 30	$ 73	$ 62